CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member] Previously Reported [Member]	Ordinary Shares [Member] Restatement Adjustment [Member]	Ordinary Shares [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Restatement Adjustment [Member]	Additional Paid-in Capital [Member]	Accumulated deficit [Member] Previously Reported [Member]	Accumulated deficit [Member] Restatement Adjustment [Member]	Accumulated deficit [Member]	Previously Reported [Member]	Restatement Adjustment [Member]	Total
Balance at Dec. 31, 2015			$ 1,053			$ 83,201			$ (29,822)			$ 54,432
Balance (in shares) at Dec. 31, 2015			15,493,615
Exercise of options and warrants			$ 0			22			0			22
Exercise of options and warrants (in shares)			10,883
Treasury shares acquired			$ (29)			(2,632)			0			(2,661)
Treasury shares acquired (in shares)			(566,159)
Stock based compensation			$ 0			924			0			924
Net loss			0			0			(13,993)			(13,993)
Balance at Dec. 31, 2016			$ 1,024			81,515			(43,815)			38,724
Balance (in shares) at Dec. 31, 2016			14,938,339
Exercise of options and warrants			$ 2			11			0			13
Exercise of options and warrants (in shares)			20,000
Stock based compensation			$ 0			631			0			631
Net loss			0			0			(6,661)			(6,661)
Balance at Dec. 31, 2017	$ 1,026			$ 82,157			$ (50,476)			$ 32,707		32,707
Balance (in shares) at Dec. 31, 2017	14,958,339
Net loss												(15,740)
Balance at Dec. 31, 2018			$ 1,110			84,399			(65,959)			19,550
Balance (in shares) at Dec. 31, 2018			16,126,237
Accumulated adjustment of adoption of ASC-606 ("Revenue From Contracts With Customers")		$ 0			$ 0			$ 257			$ 257
Balance			$ 1,026			82,157			(50,219)			32,964
Balance (in shares) at Jan. 01, 2018			14,958,339
Issuance of share capital, net of issuance cost			$ 84			1,986			0			2,070
Issuance of share capital, net of issuance cost (in shares)			1,167,898
Stock based compensation			$ 0			256			0			256
Net loss			0			0			(15,740)			(15,740)
Balance at Dec. 31, 2018			$ 1,110			$ 84,399			$ (65,959)			$ 19,550
Balance (in shares) at Dec. 31, 2018			16,126,237